Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2014
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits

NOTE 7	PENSIONS AND OTHER POSTRETIREMENT BENEFITS

We have defined benefit pension plans covering certain U.S. and Canadian employees. Benefits are based on the employee’s years of service and compensation. Our plans are funded in conformity with the funding requirements of applicable government regulations.

In addition to providing pension benefits, we sponsor several unfunded postretirement plans that provide health care and life insurance benefits to certain retired U.S. and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.

Upon completion of the restructuring plan discussed in Note 3: Restructuring, approximately 850 full-time positions will be reduced. As of April 30, 2014, all of the impacted facilities have been closed and nearly all of the anticipated 850 full-time positions have been reduced. We have included the impact of the reductions in measuring the U.S. and Canadian benefit obligation of the pension plans and other postretirement plans at April 30, 2014, 2013, and 2012. Included in the following tables are charges recognized for termination benefits, curtailment, and settlement as a result of the restructuring plan.

During 2013, a portion of our terminated pension participants received lump-sum cash settlements in order to reduce our future pension obligation and administrative costs. The charges related to the lump-sum cash settlements are included below in settlement loss and were reported in other special project costs in the Statement of Consolidated Income for the year ended April 30, 2013. The lump-sum offerings in 2013 conclude the pension settlement special project cost activities.

The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive loss related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2014	2013	2012	2014	2013	2012
Service cost	$8.7	$8.8	$8.1	$2.3	$2.5	$2.3
Interest cost	21.8	23.9	26.2	2.3	3.0	3.1
Expected return on plan assets	(25.4)	(25.3)	(27.0)	—	—	—
Amortization of prior service cost (credit)	1.2	1.0	1.1	(1.1)	(0.4)	(0.4)
Amortization of net actuarial loss	13.2	13.1	9.4	—	—	—
Curtailment loss (gain)	—	—	1.1	—	—	(0.1)
Settlement loss	—	6.7	1.1	—	—	—
Termination benefit cost	—	—	1.8	—	—	2.0

Net periodic benefit cost	$19.5	$28.2	$21.8	$3.5	$5.1	$6.9

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$—	$(4.0)	$—	$1.7	$9.6	$—
Net actuarial gain (loss) arising during the year	19.3	(20.5)	(82.1)	7.5	(4.5)	(4.2)
Amortization of prior service cost (credit)	1.2	1.0	1.1	(1.1)	(0.4)	(0.4)
Amortization of net actuarial loss	13.2	13.1	9.4	—	—	—
Curtailment loss (gain)	—	2.0	1.1	—	—	(0.1)
Settlement loss	—	6.7	1.1	—	—	—
Foreign currency translation	2.9	0.9	1.1	—	—	(0.1)

Net change for year	$36.6	$(0.8)	$(68.3)	$8.1	$4.7	$(4.8)

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	3.99%	4.70%	5.50%	3.80%	4.70%	5.50%
Expected return on plan assets	6.75	7.00	7.00	—	—	—
Rate of compensation increase	4.13	4.12	4.14	—	—	—
Canadian plans:
Discount rate	3.65%	4.20%	5.00%	3.70%	4.20%	5.00%
Expected return on plan assets	5.78	6.17	6.66	—	—	—
Rate of compensation increase	3.00	4.00	4.00	—	—	—

We use a measurement date of April 30 to determine defined benefit pension and other postretirement benefit plans’ assets and benefit obligations. The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at beginning of year	$575.7	$561.7	$67.1	$68.8
Service cost	8.7	8.8	2.3	2.5
Interest cost	21.8	23.9	2.3	3.0
Amendments	—	4.2	(1.7)	(9.6)
Actuarial (gain) loss	(19.7)	39.6	(7.5)	4.5
Participant contributions	0.1	0.5	1.2	1.5
Benefits paid	(34.2)	(43.6)	(3.5)	(3.7)
Foreign currency translation adjustments	(10.1)	(2.6)	(1.1)	(0.2)
Curtailment	—	(2.0)	—	—
Settlement	—	(14.8)	—	—
Other adjustments	—	—	(0.6)	0.3

Benefit obligation at end of year	$542.3	$575.7	$58.5	$67.1

Change in plan assets:
Fair value of plan assets at beginning of year	$410.7	$386.5	$—	$—
Actual return on plan assets	25.0	44.2	—	—
Company contributions	9.4	40.0	2.3	2.2
Participant contributions	0.1	0.5	1.2	1.5
Benefits paid	(34.2)	(43.6)	(3.5)	(3.7)
Foreign currency translation adjustments	(8.9)	(2.1)	—	—
Settlement	—	(14.8)	—	—

Fair value of plan assets at end of year	$402.1	$410.7	$—	$—

Funded status of the plans	$(140.2)	$(165.0)	$(58.5)	$(67.1)

Defined benefit pensions	$(135.7)	$(163.0)	$—	$—
Accrued compensation	(4.5)	(2.0)	—	—
Postretirement benefits other than pensions	—	—	(58.5)	(67.1)

Net benefit liability	$(140.2)	$(165.0)	$(58.5)	$(67.1)

The following table summarizes amounts recognized in accumulated other comprehensive loss in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2014	2013	2014	2013
Net actuarial (loss) gain	$(166.7)	$(202.1)	$5.3	$(2.2)
Prior service (cost) credit	(4.9)	(6.1)	11.5	10.9

Total recognized in accumulated other comprehensive loss	$(171.6)	$(208.2)	$16.8	$8.7

During 2015, we expect to recognize amortization of net actuarial losses and prior service credit of $10.0 and $0.2, respectively, in net periodic benefit cost.

The following table sets forth the weighted-average assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2014	2013	2014	2013
U.S. plans:
Discount rate	4.45%	3.99%	4.30%	3.80%
Rate of compensation increase	4.13	4.12	—	—
Canadian plans:
Discount rate	4.11%	3.65%	4.10%	3.70%
Rate of compensation increase	3.00	3.00	—	—

For 2015, the assumed health care trend rates are 7.0 percent and 5.5 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.

A one percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2014:

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.1	$0.1
Effect on benefit obligation	1.1	1.2

The following table sets forth selective information pertaining to our Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2014	2013	2014	2013
Benefit obligation at end of year	$113.3	$125.7	$11.4	$13.5
Fair value of plan assets at end of year	105.6	107.1	—	—

Funded status of the plans	$(7.7)	$(18.6)	$(11.4)	$(13.5)

Components of net periodic benefit cost:
Service cost	$0.5	$1.3	$—	$—
Interest cost	4.2	5.0	0.5	0.6
Expected return on plan assets	(5.8)	(6.2)	—	—
Amortization of net actuarial loss	1.3	1.7	—	—

Net periodic benefit cost	$0.2	$1.8	$0.5	$0.6

Changes in plan assets:
Company contributions	$5.4	$5.0	$0.8	$0.9
Participant contributions	0.1	0.4	—	—
Benefits paid	(8.6)	(9.4)	(0.8)	(0.9)
Actual return on plan assets	10.6	8.7	—	—
Foreign currency translation	(8.9)	(2.1)	—	—

The following table sets forth additional information related to our defined benefit pension plans.

	April 30,
	2014	2013
Accumulated benefit obligation for all pension plans	$507.3	$539.0
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$507.3	$539.0
Fair value of plan assets	402.1	410.7
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$542.3	$575.7
Fair value of plan assets	402.1	410.7

We employ a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, we consider the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies. The actual rate of return was 6.9 percent and 12.6 percent for the years ended April 30, 2014 and 2013, respectively.

The following tables summarize the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2014
Cash and cash equivalents (A)	$2.0	$—	$—	$2.0
Equity securities:
U.S. (B)	91.0	16.4	—	107.4
International (C)	72.3	12.4	—	84.7
Fixed-income securities:
Bonds (D)	148.2	—	—	148.2
Fixed income (E)	44.8	—	—	44.8
Other types of investments:
Private equity fund (F)	—	—	15.0	15.0

Total financial assets measured at fair value	$358.3	$28.8	$15.0	$402.1

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Cash and cash equivalents (A)	$4.4	$—	$—	$4.4
Equity securities:
U.S. (B)	97.2	16.8	—	114.0
International (C)	72.1	12.9	—	85.0
Fixed-income securities:
Bonds (D)	147.7	—	—	147.7
Fixed income (E)	44.6	—	—	44.6
Other types of investments:
Private equity fund (F)	—	—	15.0	15.0

Total financial assets measured at fair value	$366.0	$29.7	$15.0	$410.7

(A)

This category includes money market holdings with maturities of three months or less and are classified as Level 1. Based on the short-term nature of these assets, carrying value approximates fair value.

(B)

This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(C)

This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)

This category is comprised of bond funds which seek to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(E)

This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(F)

This category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. The private equity fund is classified as a Level 3 asset and is valued based on the fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review.

The following table presents a rollforward of activity for Level 3 assets during 2013. The balance at April 30, 2014, was $15.0, virtually unchanged from 2013, due to minimal actual return on plan assets during the year.

	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2012	$22.3	$16.3	$38.6
Purchases and sales – net	(22.8)	1.1	(21.7)
Actual return on plan assets sold during the period	0.5	—	0.5
Actual return on plan assets still held at reporting date	—	(2.4)	(2.4)

Balance at April 30, 2013	$—	$15.0	$15.0

The current investment policy is to invest 47 percent of assets in both equity securities and fixed-income securities and 6 percent in other investments. Included in equity securities were 317,552 of our common shares at April 30, 2014. The market value of these shares was $30.7 at April 30, 2014. We paid dividends of $0.7 on these shares during 2014.

We expect to contribute approximately $4.5 to the defined benefit pension plans in 2015. We expect the following payments to be made from the defined benefit pension and other postretirement benefit plans: $44.9 in 2015, $36.7 in 2016, $37.3 in 2017, $41.9 in 2018, $38.4 in 2019, and $216.1 in 2020 through 2024.